Share Capital - Redeemable Preferred Shares Dividends (Details) - Preferred shares - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of classes of share capital [line items]
Dividends declared on preferred shares	CAD 34	CAD 36
Stock dividends paid	34	27
Series 1 Preferred Shares
Disclosure of classes of share capital [line items]
Dividends declared on preferred shares	6	9
Stock dividends paid	6	7
Series 2 Preferred Shares(1)
Disclosure of classes of share capital [line items]
Dividends declared on preferred shares	1	0
Stock dividends paid	1	0
Series 3 Preferred Shares
Disclosure of classes of share capital [line items]
Dividends declared on preferred shares	11	11
Stock dividends paid	11	8
Series 5 Preferred Shares
Disclosure of classes of share capital [line items]
Dividends declared on preferred shares	9	9
Stock dividends paid	9	7
Series 7 Preferred Shares
Disclosure of classes of share capital [line items]
Dividends declared on preferred shares	7	7
Stock dividends paid	CAD 7	CAD 5